Summary of Significant Accounting Policies - Leases (Details) - USD ($) $ in Thousands		9 Months Ended
	Jan. 01, 2019	Sep. 30, 2019	Dec. 31, 2018
Cumulative adjustment to opening accumulated losses upon adoption			$ (671)
Weighted average incremental borrowing rate	3.97%	4.11%
Reconciliation of operating lease commitments and lease liabilities recognized
Operating lease commitments	$ 8,835		8,835
Less: Leases not commenced	(3,676)
Less: Short-term leases	(5)
Add: Adjustment as a result of the treatment for a termination option	1,409
Less: Discount under the lessees' incremental borrowing rate	(206)
Total lease liabilities	6,357	$ 6,997
Future aggregate minimum payments under non-cancellable operating leases under ASC 840
Not later than 1 year			3,026
Between 1 to 2 years			2,735
Between 2 to 3 years			1,056
Between 3 to 4 years			882
Between 4 to 5 years			810
Later than 5 years			326
Total minimum lease payments	8,835		8,835
Recognized right-of-use assets	$ 5,747	6,566
Practical expedients package	true
Practical expedients, use of hindsight	true
Offices
Future aggregate minimum payments under non-cancellable operating leases under ASC 840
Recognized right-of-use assets	$ 4,877	5,938
Factories
Future aggregate minimum payments under non-cancellable operating leases under ASC 840
Recognized right-of-use assets	383	177
Others
Future aggregate minimum payments under non-cancellable operating leases under ASC 840
Recognized right-of-use assets	$ 487	$ 451
Hong Kong | Offices
Future aggregate minimum payments under non-cancellable operating leases under ASC 840
Advance notice period for lease termination option	3 months	3 months
Recognized right-of-use assets		$ 1,100
Accumulated Losses
Cumulative adjustment to opening accumulated losses upon adoption			$ (655)